Derivative Instruments - Gain (Loss) Recognized in OCI on Derivatives (Details) - Designated as Hedging Instrument - Cash Flow Hedge - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI		$ 43.6	$ 43.2	$ (67.5)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI		(18.9)	(3.3)	(2.9)
Foreign currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI		$ 62.5	$ 46.5	$ (64.6)
Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI	$ 40.4
Predecessor Company | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI	11.3
Predecessor Company | Foreign currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI	$ 29.1